Prepayments and Other Assets, Net	6 Months Ended
Jun. 30, 2025
Prepayments and Other Assets, Net [Abstract]
Prepayments and other assets, net
7.	Prepayments and other assets, net

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Loans receivable, net (Note (a))	668	—
Security deposits with real estate developers, net (Note(b))	21,905	22,694
Rental and other deposits, net (Note (c))	4,113	3,648
Other receivables (Note (d))	117,395	65,614
Prepayments and other assets, net	144,081	91,956

(a) Loans receivable, net

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Unsecured loans	675	—
	675	—
Less: allowance for credit losses	(7)	—
Loans receivable, net	668	—

As of December 31, 2024, loans receivable are primarily personal loans made to home purchasers, home owners and registered agents. These loans have an original term of one year and carry interest rates of 6.5% per annum.

The following table sets forth the movement in the allowance for credit losses of loans receivable for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	4,766	7
Provision for the period	5,387	—
Receivables written off for the period	(1,987)	(7)
Balance at the end of the period	8,166	—

The allowance for credit losses of loans receivable is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs periodic evaluation of the adequacy of the allowance. The allowance is based on the Group’s loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the portfolio of the loans receivable is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the allowance for credit losses of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the aging of loans receivable as of December 31, 2024 and June 30, 2025:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Within 1 year	675	—
Total loans receivable	675	—

(b) Security deposits with real estate developers, net

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	53,940	54,729
	53,940	54,729
Less: allowance for credit losses	(32,035)	(32,035)
Security deposits with real estate developers, net	21,905	22,694

An allowance for credit losses of RMB32,035 was made against the deposits under Exclusive Sales Contract without Sales Commitment Arrangement which were considered not recoverable as of both December 31, 2024 and June 30, 2025, respectively.

The following table sets forth the movement in the allowance for credit losses of security deposits with real estate developers for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	71,278	32,035
Provision for the period	427	500
Receivables written off for the period	—	(500)
Balance at the end of the period	71,705	32,035

(c) Rental and other deposits, net

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Rental and other deposits	8,072	7,607
Less: allowance for credit losses	(3,959)	(3,959)
Rental and other deposits, net	4,113	3,648

An allowance of credit losses of RMB3,959 was mainly recognized against rental and other deposits which were considered not recoverable as of both December 31, 2024 and June 30, 2025.

(d) Other receivables

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Other receivables	137,811	75,117
Less: allowance for credit losses	(20,416)	(9,502)
Other receivables, net	117,395	65,614

The following table sets forth the movement in the allowance for credit losses of other receivables for the six months ended June 30, 2024 and 2025:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	—	20,416
Provision for the period	19,009	3,875
Receivables written off for the period	(9)	(14,789)
Balance at the end of the period	—	9,502